Institutional Shares | Motley Fool Epic Voyage Fund
Motley Fool Epic Voyage Fund
Investment Objective
The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund’s Institutional Shares.
Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Institutional Shares Motley Fool Epic Voyage Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Institutional Shares Motley Fool Epic Voyage Fund
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses		5.32%
Total Annual Fund Operating Expenses		6.17%
Less: Contractual Expense Limitation	[2]	5.22%
Total Annual Operating Expenses After Expense Limitation		0.95%
[1]	For the next 10 months, the Epic Voyage Fund will pay the lesser of 0.85% or the amount that would have been payable under the previous advisory fee arrangement.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund's Institutional Shares expenses through the end of February 2016, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.95% annually of average daily net assets. If the excluded expenses are incurred, operating expenses will be higher than 0.95% annually. The Adviser may recover from the Epic Voyage Fund's Institutional Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.95% annually of average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund’s Institutional Shares operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Motley Fool Epic Voyage Fund	97	1,366	2,605	5,579

Portfolio Turnover

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Epic Voyage Fund’s portfolio turnover rate was 25%.

Principal Investment Strategies

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.

In identifying investments for the Epic Voyage Fund, the Adviser looks for securities of companies that the market has irrationally undervalued and looks for companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Epic Voyage Fund’s investments may increase or decrease, which will cause the value of the Epic Voyage Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:

Because Institutional Shares are new, the information below represents the performance history of the Epic Voyage Fund’s Investor Shares, which are offered in a different prospectus. Institutional Shares are expected to have substantially similar annual returns to Investor Shares since the shares are invested in the same portfolio of securities and the annual returns should differ only to the extent that the Investor Shares and Institutional Shares do not have the same expenses.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.

The bar chart shows changes in the performance of the Epic Voyage Fund’s Investor Shares from year to year.

Best Quarter: 13.35% in the quarter ended March 31, 2012 Worst Quarter: (6.92)% in the quarter ended June 30, 2012
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2014)
The performance table shows how the Epic Voyage Fund’s Investor Shares average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Average Annual Returns Institutional Shares	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Motley Fool Epic Voyage Fund	(3.50%)	6.40%	Nov. 01, 2011
Motley Fool Epic Voyage Fund After Taxes on Distributions	(3.85%)	6.15%
Motley Fool Epic Voyage Fund After Taxes on Distributions and Sale of Fund Shares	(1.66%)	5.01%
Motley Fool Epic Voyage Fund Russell Global ex-US Index (reflects no deduction for fees, expenses or taxes)	(3.08%)	8.57%	Nov. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Epic Voyage Fund shares immediately after the relevant period.